Government Subsidy (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 49,685	$ 109,000	$ 45,775
Costs of goods sold
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	18,842	65,855	33,317
Selling and G&A expenses
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	72	235	323
Other Income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	4,242	33,698	5,625
Acquisition cost of equipment
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	15,237	2,387	2,723
Deferred income
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Government subsidy	$ 11,292	$ 6,825	$ 3,787